                           ING VARIABLE PRODUCTS TRUST
                         ING VP GROWTH + VALUE PORTFOLIO
                      ING VP GROWTH OPPORTUNITIES PORTFOLIO
                      ING VP MIDCAP OPPORTUNITIES PORTFOLIO
                            ING VP MAGNACAP PORTFOLIO

                        Supplement Dated October 1, 2003
                              To Class R Prospectus
                                Dated May 1, 2003

ING VP GROWTH + VALUE PORTFOLIO

Effective October 1, 2003, the Board of Trustees has approved that ING VP Growth + Value Portfolio use the Russell MidCap Growth Index and Russell MidCap Index as the Portfolio's primary and secondary indices. As such, the table entitled "Average Annual Total Returns" on page 5 of the Prospectus is deleted and replaced with the following:

                          AVERAGE ANNUAL TOTAL RETURNS
                    (FOR PERIODS ENDED DECEMBER 31, 2002)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to those of broad measures of market performance - the Russell MidCap Growth Index, Russell MidCap Index, and the Russell 2000 Index.

                                                                                   5 YEARS        10 YEARS
                                                                                 (OR LIFE OF     (OR LIFE OF
                                                                    1 YEAR          CLASS)         CLASS)(1)
                                                                    ------          ------         ---------
Class R Return                                              %         -37.33          -1.92           5.97
Russell MidCap Growth Index (reflects no deduction for
  fees or expenses)(2) (3)                                  %         -27.41          -1.82           6.88(4)
Russell MidCap Index (reflects no deduction for
  fees or expenses)(5)                                      %         -16.18           2.19          10.12(4)
Russell 2000 Index (reflects no deduction for
  fees or expenses)(6)                                      %         -20.48          -1.36           6.42(4)

(1)   Class R commenced operations on May 6, 1994.

(2) The Russell MidCap Growth Index is an unmanaged index that tracks those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values, which more closely tracks the types of securities in which the Portfolio invests than the Russell 2000 Index.

(3) The Russell MidCap Growth Index is an unmanaged index that measures the performance of those companies included in the Russell MidCap Index with relatively higher price-to-book ratios and higher forecasted growth values.

(4)   Index period is for the period beginning May 1, 1994.

(5) The Russell MidCap Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 26% of the total market capitalization of the Russell 1000 Index.

(6) The Russell 2000 Index is an unmanaged index that measures the performance of securities of smaller U.S. companies.

ING VP GROWTH OPPORTUNITIES PORTFOLIO

Effective October 1, 2003, the Board of Trustees has approved that ING VP Growth Opportunities Portfolio use the Russell MidCap Growth Index as its primary index. As such, the table entitled "Average Annual Total Returns" on page 7 of the Prospectus is deleted and replaced with the following:

                          AVERAGE ANNUAL TOTAL RETURNS
                    (FOR THE PERIODS ENDED DECEMBER 31, 2002)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to those of broad measures of market performance - the Russell MidCap Growth Index, Russell MidCap Index, and the Russell 3000 Index.

                                                                                   5 YEARS        10 YEARS
                                                                                 (OR LIFE OF     (OR LIFE OF
                                                                    1 YEAR        CLASS)(1)         CLASS)
                                                                    ------        ---------         ------
Class R Return                                              %         -31.57         -30.79            N/A
Russell MidCap Growth Index (reflects no deduction for
  fees or expenses)(2) (3)                                  %         -27.41         -24.79(4)         N/A
Russell MidCap Index (reflects no deduction for
  fees or expenses)(5)                                      %         -16.18          -7.32(4)         N/A
Russell 3000 Index (reflects no deduction for
  fees or expenses)(6)                                      %         -21.54         -15.55(4)         N/A

(1)   Class R commenced operations on May 3, 2000.

(2) The Russell MidCap Growth Index is an unmanaged index that tracks those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values, which more closely tracks the types of securities in which the Portfolio invests than the Russell 3000 Index.

(3) The Russell MidCap Growth Index is an unmanaged index that measures the performance of those companies included in the Russell MidCap Index with relatively higher price-to-book ratios and higher forecasted growth values.

(4)   Index return is for the period beginning May 1, 2000.

(5) The Russell MidCap Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 26% of the total market capitalization of the Russell 1000 Index.

(6) The Russell 3000 Index is an unmanaged index that measures the performance of 3,000 U.S. companies based on total market capitalization.

ING VP MIDCAP OPPORTUNITIES PORTFOLIO

Effective October 1, 2003, the Board of Trustees has approved that ING VP MidCap Opportunities Portfolio use the Russell MidCap Index as the Portfolio's secondary index. As such, the table entitled "Average Annual Total Returns" on page 9 of the Prospectus is deleted and replaced with the following:

                          AVERAGE ANNUAL TOTAL RETURNS
                    (FOR THE PERIODS ENDED DECEMBER 31, 2002)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to those of broad measures of market performance - the Russell MidCap Growth Index and the Russell MidCap Index.

                                                                                   5 YEARS        10 YEARS
                                                                                 (OR LIFE OF     (OR LIFE OF
                                                                    1 YEAR        CLASS)(1)         CLASS)
                                                                    ------        ---------         ------
Class R Return                                              %         -25.86         -25.89            N/A
Russell MidCap Growth Index (reflects no deduction for
  fees or expenses)(2)                                      %         -27.41         -24.79(3)         N/A
Russell MidCap Index (reflects no deduction for
  fees or expenses)(4)                                      %         -16.18          -7.32(3)         N/A

(1)   Class R commenced operations on May 5, 2000.

(2) The Russell MidCap Growth Index is an unmanaged index that measures the performance of those companies included in the Russell MidCap Index with relatively higher price-to-book ratios and higher forecasted growth values.

(3)   Index return is for the period beginning May 1, 2000.

(4) The Russell MidCap Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 26% of the total market capitalization of the Russell 1000 Index.

ING VP MAGNACAP PORTFOLIO

Effective October 1, 2003, the Board of Trustees has approved the following changes to the Prospectus:

1) The section entitled "Investment Strategy" on page 14 of the Prospectus is deleted and replaced as follows:

      INVESTMENT STRATEGY

      The Portfolio will normally invest at least 80% of its assets in common stock of large companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

      Large companies are those included in the 500 largest U.S. companies, as measured by total revenues, net assets, cash flow, or earnings, or the 1,000 largest companies, as measured by equity market capitalization. The market capitalization of what the Sub-Adviser considers to be large companies will change with market conditions. As of June 30, 2003, this meant a market capitalization of at least $2.0 billion.

      The Portfolio normally invests in companies that the Sub-Adviser, using a disciplined value approach, considers to be undervalued compared to the overall stock market. Among the criteria the Sub-Adviser will consider are whether a company has increased dividends or had the financial capability to have increased dividends over the past 10 years. The Sub-Adviser also analyzes candidates for investment for some catalyst or vector of change that may spark an increase in the share price.

      The equity securities in which the Portfolio may invest include common stocks, convertible securities, and rights or warrants. The Portfolio may invest the remaining 20% of its assets in other types of securities including foreign securities and smaller companies. Although the Portfolio normally will be invested as fully as practicable in equity securities, assets that are not invested in equity securities may be invested in high quality debt securities.

      The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

      The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

      RISKS

      You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

      PRICE VOLATILITY - the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

      MARKET TRENDS - from time to time, the stock market may not favor the value securities that meet the Portfolio's disciplined investment criteria. Rather, the market could favor growth-oriented stocks or small company stocks, or may not favor equities at all.

      CONVERTIBLE AND DEBT SECURITIES - the value of convertible and debt securities may fall when interest rates rise. Convertible and debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible and debt securities with shorter maturities. The Portfolio could lose money if the issuer of a convertible and debt security is unable to meet its financial obligations or goes bankrupt.

      SECURITIES LENDING - there is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and the Portfolio may, therefore, lose the opportunity to sell the securities at a desirable price.

      RISKS OF FOREIGN INVESTING - foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

2) The Russell 1000 Value Index and Russell 1000 Index are the Portfolio's new primary and secondary indices. As such, the table entitled "Average Annual Total Returns" on page 15 of the Prospectus is deleted and replaced with the following:

                          AVERAGE ANNUAL TOTAL RETURNS
                    (For the periods ended December 31, 2002)

      The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to those of broad measures of market performance - the Russell 1000 Value Index, the Russell 1000 Index, and the S&P Barra Value Index.

                                                                                  5 YEARS        10 YEARS
                                                                                (OR LIFE OF     (OR LIFE OF
                                                                   1 YEAR        CLASS)(1)         CLASS)
                                                                   ------        ---------         ------
Class R Return                                             %         -22.76         -12.46            N/A
Russell 1000 Value Index (reflects no deduction for
  fees or expenses)(2) (3)                                 %         -15.52          -5.52(4)         N/A
Russell 1000 Index (reflects no deduction for
  fees or expenses)(5)                                     %         -21.65         -16.06(4)         N/A
S&P Barra Value Index (reflects no deduction for fees
  or expenses)(6)                                          %         -20.86         -10.47(4)         N/A

(1)   Class R commenced operations on May 8, 2000.

(2) The Russell 1000 Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values, which more closely tracks the types of securities in which the Portfolio invests than the S&P Barra Value Index.

(3) The Russell 1000 Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

(4)   Index return is for the period beginning May 1, 2000.

(5) The Russell 1000 Index is a comprehensive large-cap index measuring the performance of the largest 1,000 U.S. incorporated companies.

(6) The S&P Barra Value Index is a capitalization weighted index of all stocks in the S&P 500 Index that have low price-to-book ratios. It is designed so that approximately 50% of the market capitalization of the S&P 500 Index is in the S&P Barra Value Index.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                           ING VARIABLE PRODUCTS TRUST
                         ING VP GROWTH + VALUE PORTFOLIO
                      ING VP GROWTH OPPORTUNITIES PORTFOLIO
                      ING VP MIDCAP OPPORTUNITIES PORTFOLIO
                      ING VP LARGE COMPANY VALUE PORTFOLIO
                            ING VP MAGNACAP PORTFOLIO
                          ING VP CONVERTIBLE PORTFOLIO

                        Supplement Dated October 1, 2003
                              To Class S Prospectus
                                Dated May 1, 2003

ING VP GROWTH + VALUE PORTFOLIO

Effective October 1, 2003, the Board of Trustees has approved that ING VP Growth + Value Portfolio use the Russell MidCap Growth Index and Russell MidCap Index as the Portfolio's primary and secondary indices. As such, the table entitled "Average Annual Total Returns(1)" on page 5 of the Prospectus is deleted and replaced with the following:

                         AVERAGE ANNUAL TOTAL RETURNS(1)
                      (FOR PERIODS ENDED DECEMBER 31, 2002)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to those of broad measures of market performance - the Russell MidCap Growth Index, Russell MidCap Index and the Russell 2000 Index.

                                                                                   5 YEARS        10 YEARS
                                                                                 (OR LIFE OF     (OR LIFE OF
                                                                    1 YEAR          CLASS)         CLASS)(2)
                                                                    ------          ------         ---------
Class R Return                                              %         -37.33          -1.92           5.97
Russell MidCap Growth Index (reflects no deduction for
  fees or expenses)(3) (4)                                  %         -27.41          -1.82           6.88(5)
Russell MidCap Index (reflects no deduction for
  fees or expenses)(6)                                      %         -16.18           2.19          10.12(5)
Russell 2000 Index (reflects no deduction for
  fees or expenses)(7)                                      %         -20.48          -1.36           6.42(5)

(1) This table shows performance of the Class R shares of the Portfolio because Class S shares of the Portfolio had not yet commenced operations prior to the date of this Prospectus. See footnote (2) to the bar chart above.

(2)   Class R commenced operations on May 6, 1994.

(3) The Russell MidCap Growth Index is an unmanaged index that tracks those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values, which more closely tracks the types of securities in which the Portfolio invests than the Russell 2000 Index.

(4) The Russell MidCap Growth Index is an unmanaged index that measures the performance of those companies included in the Russell MidCap Index with relatively higher price-to-book ratios and higher forecasted growth values.

(5)   Index period is for the period beginning May 1, 1994.

(6) The Russell MidCap Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 26% of the total market capitalization of the Russell 1000 Index.

(7) The Russell 2000 Index is an unmanaged index that measures the performance of securities of smaller U.S. companies.

ING VP GROWTH OPPORTUNITIES PORTFOLIO

Effective October 1, 2003, the Board of Trustees has approved that ING VP Growth Opportunities Portfolio use the Russell MidCap Growth Index as its primary index. As such, the table entitled "Average Annual Total Returns" on page 7 of the Prospectus is deleted and replaced with the following:

                          AVERAGE ANNUAL TOTAL RETURNS
                    (FOR THE PERIODS ENDED DECEMBER 31, 2002)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to those of broad measures of market performance - the Russell MidCap Growth Index, Russell MidCap Index, and the Russell 3000 Index.

                                                                                   5 YEARS        10 YEARS
                                                                                 (OR LIFE OF     (OR LIFE OF
                                                                    1 YEAR       CLASS)(1)(2)       CLASS)
                                                                    ------       ------------       ------
Class R Return                                              %         -31.57         -30.79            N/A
Class S Return                                              %         -31.51         -30.63            N/A
Russell MidCap Growth Index (reflects no deduction for
  fees or expenses)(3) (4)                                  %         -27.41         -24.79(5)         N/A
Russell MidCap Index (reflects no deduction for
  fees or expenses)(6)                                      %         -16.18          -7.32(5)         N/A
Russell 3000 Index (reflects no deduction for
  fees or expenses)(7)                                      %         -21.54         -15.55(5)         N/A

(1)   Class R commenced operations on May 3, 2000.

(2)   Class S commenced operations on May 3, 2001.

(3) The Russell MidCap Growth Index is an unmanaged index that tracks those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values, which more closely tracks the types of securities in which the Portfolio invests than the Russell 3000 Index.

(4) The Russell MidCap Growth Index is an unmanaged index that measures the performance of those companies included in the Russell MidCap Index with relatively higher price-to-book ratios and higher forecasted growth values.

(5) Index return for Class R shares is for the period beginning May 1, 2000. Index return for Class S shares is -21.84% for the Russell MidCap Growth Index, -11.61% for the Russell MidCap Index, and -17.06% for the Russell 3000 Index for the period beginning May 1, 2001.

(6) The Russell MidCap Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 26% of the total market capitalization of the Russell 1000 Index.

(7) The Russell 3000 Index is an unmanaged index that measures the performance of 3,000 U.S. companies based on total market capitalization.

ING VP MIDCAP OPPORTUNITIES PORTFOLIO

Effective October 1, 2003, the Board of Trustees has approved that ING VP MidCap Opportunities Portfolio use the Russell MidCap Index as the Portfolio's secondary index. As such, the table entitled "Average Annual Total Returns" on page 11 of the Prospectus is deleted and replaced with the following:

                          AVERAGE ANNUAL TOTAL RETURNS
                    (FOR THE PERIODS ENDED DECEMBER 31, 2002)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to those of broad measures of market performance - the Russell MidCap Growth Index and the Russell MidCap Index.

                                                                                   5 YEARS        10 YEARS
                                                                                 (OR LIFE OF     (OR LIFE OF
                                                                    1 YEAR       CLASS)(1)(2)       CLASS)
                                                                    ------       ------------       ------
Class R Return                                              %         -25.86         -25.89            N/A
Class S Return                                              %         -25.99         -24.45            N/A
Russell MidCap Growth Index (reflects no deduction for
  fees or expenses)(3)                                      %         -27.41         -24.79(4)         N/A
Russell MidCap Index (reflects no deduction for
  fees or expenses)(5)                                      %         -16.18          -7.32(4)         N/A

(1)   Class R commenced operations on May 5, 2000.

(2)   Class S shares commenced operations on May 8, 2001.

(3) The Russell MidCap Growth Index is an unmanaged index that measures the performance of those companies included in the Russell MidCap Index with relatively higher price-to-book ratios and higher forecasted growth values.

(4) Index return for Class R shares is for the period beginning May 1, 2000. Index return for Class S shares is -21.84% for Russell MidCap Growth Index and -11.61% for Russell MidCap Index for the period beginning May 1, 2001.

(5) The Russell MidCap Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 26% of the total market capitalization of the Russell 1000 Index.

ING VP LARGE COMPANY VALUE PORTFOLIO

Effective October 1, 2003, the Board of Trustees has approved that ING VP Large Company Value Portfolio use the Russell 1000 Value Index and Russell 1000 Index as the Portfolio's primary and secondary indices. As such, the table entitled "Average Annual Total Returns" on page 19 of the Prospectus is deleted and replaced with the following:

                          AVERAGE ANNUAL TOTAL RETURNS
                    (FOR THE PERIODS ENDED DECEMBER 31, 2002)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to those of broad measures of market performance - the Russell 1000 Value Index, Russell 1000 Index, and the Standard & Poor's Barra Value Index (S&P Barra Value Index).

                                                                                  5 YEARS        10 YEARS
                                                                                (OR LIFE OF     (OR LIFE OF
                                                                   1 YEAR         CLASS)(1)        CLASS)
                                                                   ------        ----------        ------
Class S Return                                             %         -22.39         -13.47            N/A
Russell 1000 Value Index (reflects no deduction for
  fees or expenses)(2) (3)                                 %         -15.52      -13.86(4)            N/A
Russell 1000 Index (reflects no deduction for
  fees or expenses)(5)                                     %         -21.65      -18.52(4)            N/A
S&P Barra Value Index (reflects no deduction for fees
  or expenses)(6)                                          %         -20.86      -20.03(4)            N/A

(1)   Class S commenced operations on July 31, 2001.

(2) The Russell 1000 Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values, which more closely tracks the types of securities in which the Portfolio invests than the S&P Barra Value Index.

(3) The Russell 1000 Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lowered forecasted growth values.

(4)   Index return is for the period beginning August 1, 2001.

(5) The Russell 1000 Index is a comprehensive large-cap index measuring the performance of the largest 1,000 U.S. incorporated companies.

(6) The S&P Barra Value Index is a capitalization weighted index of all stocks in the S&P 500 Index that have low price-to-book ratios. It is designed so that approximately 50% of the market capitalization of the S&P 500 Index is in the S&P Barra Value Index.

ING VP MAGNACAP PORTFOLIO

Effective October 1, 2003, the Board of Trustees has approved the following changes to the Prospectus:

1) The sections entitled "Investment Strategy" and "Risks" on page 20 of the Prospectus are deleted and replaced as follows:

      INVESTMENT STRATEGY

      The Portfolio will normally invest at least 80% of its assets in common stock of large companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

      Large companies are those included in the 500 largest U.S. companies, as measured by total revenues, net assets, cash flow, or earnings, or the 1,000 largest companies, as measured by equity market capitalization. The market capitalization of what the Sub-Adviser considers to be large companies will change with market conditions. As of June 30, 2003, this meant a market capitalization of at least $2.0 billion.

      The Portfolio normally invests in companies that the Sub-Adviser, using a disciplined value approach, considers to be undervalued compared to the overall stock market. Among the criteria the Sub-Adviser will consider are whether a company has increased dividends or had the financial capability to have increased dividends over the past 10 years. The Sub-Adviser also analyzes candidates for investment for some catalyst or vector of change that may spark an increase in the share price.

      The equity securities in which the Portfolio may invest include common stocks, convertible securities, and rights or warrants. The Portfolio may invest the remaining 20% of its assets in other types of securities including foreign securities and smaller companies. Although the Portfolio normally will be invested as fully as practicable in equity securities, assets that are not invested in equity securities may be invested in high quality debt securities.

      The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

      The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

      RISKS

      You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

      PRICE VOLATILITY - the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

      MARKET TRENDS - from time to time, the stock market may not favor the value securities that meet the Portfolio's disciplined investment criteria. Rather, the market could favor growth-oriented stocks or small company stocks, or may not favor equities at all.

      CONVERTIBLE AND DEBT SECURITIES - the value of convertible and debt securities may fall when interest rates rise. Convertible and debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible and debt securities with shorter maturities. The Portfolio could lose money if the issuer of a convertible and debt security is unable to meet its financial obligations or goes bankrupt.

      SECURITIES LENDING - there is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and the Portfolio may, therefore, lose the opportunity to sell the securities at a desirable price.

      RISKS OF FOREIGN INVESTING - foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.


2) The Russell 1000 Value Index and Russell 1000 Index are the Portfolio's new primary and secondary indices. As such, the table entitled "Average Annual Total Returns" on page 21 of the Prospectus is deleted and replaced with the following:

                          AVERAGE ANNUAL TOTAL RETURNS
                    (For the periods ended December 31, 2002)

      The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance - the Russell 1000 Value Index, the Russell 1000 Index, and the S&P Barra Value Index.

                                                                                  5 YEARS        10 YEARS
                                                                                (OR LIFE OF     (OR LIFE OF
                                                                   1 YEAR          CLASS)          CLASS)
                                                                   ------        ----------        ------
Class R Return                                             %         -22.76      -12.46(1)            N/A
Class S Return                                             %         -22.99      -17.55(2)            N/A
Russell 1000 Value Index (reflects no deduction for
  fees or expenses)(3) (4)                                 %         -15.52       -5.52(5)            N/A
Russell 1000 Index (reflects no deduction for
  fees or expenses)(6)                                     %         -21.65      -16.06(5)            N/A
S&P Barra Value Index (reflects no deduction for fees
  or expenses)(7)                                          %         -20.86      -10.47(5)            N/A

(1)   Class R commenced operations on May 8, 2000.

(2)   Class S commenced operations on May 3, 2001.

(3) The Russell 1000 Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values, which more closely tracks the types of securities in which the Portfolio invests than the S&P Barra Value Index.

(4) The Russell 1000 Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

(5) Index return for Class R is for the period beginning May 1, 2000. Index return for Class S is -12.04% for Russell 1000 Value Index, -17.47% for Russell 1000 Index and -19.26% for the S&P Barra Value Index for the period beginning May 1, 2001.

(6) The Russell 1000 Index is a comprehensive large-cap index measuring the performance of the largest 1,000 U.S. incorporated companies.

(7) The S&P Barra Value Index is a capitalization weighted index of all stocks in the S&P 500 Index that have low price-to-book ratios. It is designed so that approximately 50% of the market capitalization of the S&P 500 Index is in the S&P Barra Value Index.

ING VP CONVERTIBLE PORTFOLIO

Effective October 1, 2003, the Board of Trustees has approved that ING VP Convertible Portfolio add the Merrill Lynch All Convertibles Excluding Mandatory All Qualities Index as the Portfolio's primary index. As such, the table entitled "Average Annual Total Returns" on page 23 of the Prospectus is deleted and replaced with the following:

                             AVERAGE ANNUAL TOTAL RETURNS
                       (FOR THE PERIODS ENDED DECEMBER 31, 2002)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance - Merrill Lynch All Convertibles Excluding Mandatory All Qualities Index ("ML Convert Index") and the First Boston Convertible Index ("FB Convertible Index").

                                                                                 5 YEARS        10 YEARS
                                                                               (OR LIFE OF     (OR LIFE OF
                                                                  1 YEAR          CLASS)          CLASS)
                                                                  ------        ----------        ------
Class S Return                                            %          -6.89       -1.17(1)            N/A
ML Convert Index (reflects no deduction for fees or
  expenses)(2) (3)                                        %          -4.95       -3.31(4)            N/A
FB Convertible Index (reflects no deduction for fees
  or expenses)(5)                                         %          -8.13       -5.94(4)            N/A

(1)   Class S commenced operations on August 20, 2001.

(2) The ML Convert Index is more representative of the overall convertible market, because it includes many convertible securities that are excluded by the FB Convertible Index.

(3) The ML Convert Index is a market capitalization-weighted index including non-mandatory domestic corporate convertible securities with at least an original par of $50 million or a $50 million market value; securities dropping below a market value of $40 million are excluded. Securities must be convertible into U.S. denominated common stocks, American Depositary Receipts, or cash equivalent to be included. The ML Convert Index includes approximately 550 convertible securities and is updated and available daily, lending itself to daily performance attribution.

(4)   Index return is for the period beginning September 1, 2001.

(5) The FB Convertible Index is an unmanaged index that measures the performance of a universe of convertible securities that are similar, but not identical to those in the Portfolio's investment portfolio.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.